Intangible Assets, Net - Schedule of Estimated Future Amortization Expense of Finite-Lived Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Estimated Future Amortization Expense of Finite-Lived Intangible Assets [Abstract]
2026	$ 1,113,769
2027	51,667
2028	6,223
2029	6,223
2030	6,223
Thereafter	18,668
Total	$ 1,202,773	$ 495,396